FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21212

Nuveen California AMT-Free Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: February 28

Date of reporting period: June 30, 2017

Item 1. Proxy Voting Record

ICA File Num	Registrant Name	fund name	company name	Ticker	security id	Meeting_Date	Proponent	item desc	mgt rec vote	client vote	Vote cast “for” or “against” Mgmt
811-21212	Nuveen California AMT-Free Quality Municipal Income Fund	Nuveen California AMT-Free Quality Municipal Income Fund	PUERTO RICO SALES TAX FING CORP SALES TAX REV	NULL	74529JAL9	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against
811-21212	Nuveen California AMT-Free Quality Municipal Income Fund	Nuveen California AMT-Free Quality Municipal Income Fund	PUERTO RICO SALES TAX FING CORP SALES TAX REV	NULL	74529JAK1	3/30/2017	Management	By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.	None	For	Against

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen California AMT-Free Quality Municipal Income Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 29, 2017